Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,230,000	$ 2,176,000	$ 1,201,000
Accounts receivable, net	99,000	107,000	16,000
Restricted cash	50,000	$ 50,000	50,000
Costs in excess of billings on uncompleted contracts			801,000
Inventory	124,000	$ 53,000	29,000
Prepaid expenses and other current assets	131,000	91,000	46,000
Total current assets	3,634,000	2,477,000	2,143,000
Property and equipment, net	1,956,000	755,000	764,000
Intangibles, net	31,000	34,000	41,000
Deposits	27,000	27,000	28,000
Total assets	5,648,000	3,293,000	2,976,000
Current liabilities:
Accounts payable	890,000	612,000	419,000
Accrued expenses	465,000	456,000	$ 266,000
Accrued warranty expense	260,000	242,000
Derivative liabilities	489,000	$ 402,000
Convertible secured notes payable, net of discounts - short term	1,362,000
Unearned revenue			$ 701,000
Provision for contract loss			100,000
Capital leases payable - short term	25,000	$ 19,000	8,000
Total current liabilities	3,491,000	1,731,000	1,494,000
Long term liabilities:
Deposits	19,000	23,000	6,000
Capital lease payable - long term	27,000	30,000	29,000
Convertible secured notes payable, net of discounts - long term	1,389,000
Total liabilities	$ 4,926,000	$ 1,784,000	$ 1,529,000
Stockholders' equity:
Preferred stock
Common stock		$ 11,000	$ 7,000
Additional paid in capital	$ 24,054,000	19,537,000	8,945,000
Accumulated deficit	(23,330,000)	(18,039,000)	(7,505,000)
Total stockholders' equity	722,000	1,509,000	1,447,000
Total liabilities and stockholders' equity	$ 5,648,000	$ 3,293,000	$ 2,976,000